Fair Value of Financial Assets and Liabilities - Schedule of Assets Measured at Fair Value (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets fair value	$ 137,615	$ 50,219	$ 27,593
Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets fair value	137,615	50,219	27,593
Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets fair value	0	0	0
Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets fair value	0	0	0
Money Market Funds [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets fair value	137,615	50,219	27,593
Money Market Funds [Member] | Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets fair value	137,615	50,219	27,593
Money Market Funds [Member] | Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets fair value	0	0	0
Money Market Funds [Member] | Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets fair value	$ 0	$ 0	$ 0